Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1, Level 2 and Level 3	₨ 0
Net provisionally priced financial liabilities	4,664		₨ 8,368	$ 62
Undrawn fund based committed facilities	31,744			421
Cash, bank and current investments	378,768		392,461	5,024
Pledged financial instruments with carrying amout	215,949		217,510	2,864
Pledged inventories	85,138		97,498	1,129
Net debt	200,707		269,801	2,662
Debt	579,475		662,262	7,686	$ 8,784	₨ 581,588
Maximum exposure to credit risk	487,908		528,515	$ 6,471
Structured investments [member] | Anglo American Plc [member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest fair value			47,717
Copper sector [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME	(1,028)	$ (14)	(185)
Copper sector [member] | India [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME	₨ (790)	$ (10)	₨ (738)